Equity Investments - Schedule of Gains (Losses) on Non-Marketable Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Investments, All Other Investments [Abstract]
Observable price adjustments on non-marketable equity securities (includes NAV)	$ (2)	$ 0	$ 4
Impairment of non-marketable equity securities	(4)	(3)	(8)
Total income (loss) from equity investments in non-marketable securities, net	$ (6)	$ (3)	$ (4)